Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Wheels, LLC (the “Servicer”)	25 September 2026
Wheels Fleet Lease Funding 2026-2 LLC (the “Issuer”)
1299 Zurich Way 401E
Schaumburg, Illinois 60173

Re:
Wheels Fleet Lease Funding 2026-2 LLC
Series 2026-2 Fixed and Floating Rate Asset Backed Notes (the “Notes”)
Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Servicer, Issuer, Apollo Global Securities, LLC, Redding Ridge Asset Management LLC (the “Sole Structuring Advisor”), RBC Capital Markets, LLC, MUFG Securities Americas Inc. and PNC Capital Markets LLC (collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information relating to a pool of leases (the “Leases”) and the vehicles subject to those Leases relating to the Issuer’s securitization transaction.  This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report.  No other party acknowledged the appropriateness of the procedures.  Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report (each as applicable), the Servicer, on behalf of the Issuer, provided us with, or instructed us to obtain:
a.
An electronic data file labeled “Initial_Pools_08182026_v1.xlsb” with a tab labeled “Wheels 2026-2 750MM Pool” and the corresponding record layout and decode information (the “Preliminary Data File”), that the Servicer, on behalf of the Issuer, indicated contains information as of 17 August 2026 (the “Preliminary Cut‑Off Date”) relating to a pool of leases (the “Preliminary Leases”) and the vehicles subject to those Preliminary Leases that are expected to be representative of the Leases,
b.
Imaged copies of the following items (collectively, the “Source Documents”):
i.
The master lease contract, lease amendment, lease addendum, contract change request approval, lease transfer agreement, parent company financial guarantee agreement, fleet management services agreement, lease participation agreement, authorization letter, assignment and assumption agreement, attachment A, affirmation of agreement, notice of base funding rate change, master lease agreement, vehicle lease agreement, lease agreement, amendment to master lease agreement, addendum to master lease agreement, addendum, exhibit A, assignment agreement, side letter, partial assignment of master vehicle lease agreement and services agreement and assumption of performance by assignee, letter of credit, master motor vehicle lease agreement, administration agreement, vehicle lease and services agreement, power of attorney or other related documents (collectively, the “Lease Contract”),
ii.
The memo of delivery or memo of delivery/schedule A and any corresponding addendums or other related documents (collectively, the “Memo of Delivery”),
iii.
The schedule A leased equipment, memo of delivery/schedule A and any corresponding addendums or other related documents (collectively, the “Donlen Schedule A”),
iv.
The schedule A, schedule A leased equipment, amended schedule A, supplemental schedule A, memo of delivery/schedule A and any other corresponding addendums or other related documents (collectively, the “LeasePlan Schedule A”),
v.
The vehicle cost summary from the Servicer’s computerized lease servicing system (the “Vehicle Cost Summary”),
vi.
Certain schedules and the corresponding record layout and decode information (the “Reserve Rate Changes Schedules”), that the Servicer, on behalf of the Issuer, indicated contain reserve rate change information,
vii.
Certain screen shots from the Servicer’s computerized lease servicing system or Bloomberg L.P. (collectively, the “System Screen Shots”) and
viii.
The certificate of title, certificate of title of a vehicle, title status screenshot, certificate of origin for a vehicle, certificate of origin or other related documents (collectively, the “Title”), that the Servicer, on behalf of the Issuer, indicated relate to the Sample Leases (as defined in Attachment A),
c.
Certain schedules and the corresponding record layout and decode information (the “Funding Description Mapping Schedules”), that the Servicer, on behalf of the Issuer, indicated contain funding description information corresponding to the Leases,

d.
The following lists of relevant characteristics (collectively, the “Sample Characteristics”):
i.
The “Wheels Sample Characteristics” on the Preliminary Data File and Base Data File (as defined herein), which is shown on Exhibit 1 to Attachment A,
ii.
The “Donlen Sample Characteristics” on the Preliminary Data File and Base Data File, which is shown on Exhibit 2 to Attachment A, and
iii.
The “LeasePlan Sample Characteristics” on the Preliminary Data File and Base Data File, which is shown on Exhibit 4 to Attachment A, and
e.
Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Sole Structuring Advisor, on behalf of the Issuer, provided us with, or instructed us to obtain, as applicable:
a.
An electronic data file labeled “WFLF_2026-2_Pools_08312026_CutoffRefresh.xlsb” with a tab labeled “Wheels 2026-2 750MM Pool” and the corresponding record layout and decode information (the “Base Data File”), that the Servicer, on behalf of the Issuer, indicated contains information as of 31 August 2026 (the “Cut‑Off Date”) relating to a pool of leases (the “Base Leases”) that are expected to be representative of the Leases, and
b.
Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Preliminary Data File and Base Data File is collectively the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing, recalculating or observing, as applicable, certain information that is further described in Attachment A.  The Issuer is responsible for the Subject Matter, Preliminary Data File, Source Documents, Funding Description Mapping Schedules, Sample Characteristics, Base Data File and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Funding Description Mapping Schedules, Wheels Sample Selection Criteria, Donlen Sample Selection Criteria, LeasePlan Sample Selection Criteria (all as defined in Attachment A) or any other information provided to us, or that we were instructed to obtain, as applicable, by the Servicer or Sole Structuring Advisor, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Preliminary Leases, Base Leases or Leases, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions or methodologies provided to us by the Servicer or Sole Structuring Advisor, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”).  An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed.  We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.
Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.
Making any findings with respect to:
i.
Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
ii.
The value of the collateral securing the Leases,
iii.
Whether the originator(s) of the Leases complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed‑upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties.  It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

25 September 2026

Attachment A Page 1 of 3
Procedures performed and our associated findings

1.
As instructed by the Servicer, on behalf of the Issuer, we randomly selected a sample of 107 Preliminary Leases with an Originator value of ”Wheels LT” (the “Wheels Sample Selection Criteria”), as shown on the Preliminary Data File, from the Preliminary Data File (the “Wheels Sample Leases”).  For the purpose of this procedure, the Servicer, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Wheels Sample Leases or the methodology, including the Wheels Sample Selection Criteria, they instructed us to use to select the Wheels Sample Leases from the Preliminary Data File.

For the purpose of the procedures described in this report, the 107 Wheels Sample Leases are referred to as Sample Lease Numbers 1 through 107.

2.
As instructed by the Servicer, on behalf of the Issuer, we randomly selected a sample of 34 Preliminary Leases with an Originator value of ”Donlen” (the “Donlen Sample Selection Criteria”), as shown on the Preliminary Data File, from the Preliminary Data File (the “Donlen Sample Leases”).  For the purpose of this procedure, the Servicer, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Donlen Sample Leases or the methodology, including the Donlen Sample Selection Criteria, they instructed us to use to select the Donlen Sample Leases from the Preliminary Data File.

For the purpose of the procedures described in this report, the 34 Donlen Sample Leases are referred to as Sample Lease Numbers 108 through 141.

3.
As instructed by the Servicer, on behalf of the Issuer, we randomly selected a sample of 9 Preliminary Leases with an Originator value of ”LeasePlan” (the “LeasePlan Sample Selection Criteria”), as shown on the Preliminary Data File, from the Preliminary Data File (the “LeasePlan Sample Leases,” collectively with the Wheels Sample Leases and Donlen Sample Leases, the “Sample Leases”).  For the purpose of this procedure, the Servicer, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of LeasePlan Sample Leases or the methodology, including the LeasePlan Sample Selection Criteria, they instructed us to use to select the LeasePlan Sample Leases from the Preliminary Data File.

For the purpose of the procedures described in this report, the 9 LeasePlan Sample Leases are referred to as Sample Lease Numbers 142 through 150.

Attachment A Page 2 of 3
4.
For each Wheels Sample Lease, as applicable, we:

a.
Compared the Wheels Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the corresponding Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Servicer, on behalf of the Issuer, to use for each Wheels Sample Characteristic are shown on Exhibit 1 to Attachment A.  All such compared information was found to be in agreement.

b.
Observed that the corresponding Lease Contract contained a signature in the lessee signature section of such Lease Contract.  We performed no procedures to determine the validity of the signature contained in the lessee signature section of any Lease Contract.

c.
Observed that “Wheels LT” was the named lien holder, buyer, owner or purchaser on the corresponding Title or that the named lien holder, buyer, owner or purchaser on such Title had the word “Wheels” in its name.

5.
For each Donlen Sample Lease, as applicable, we:

a.
Compared the Donlen Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the corresponding Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuer, described in the notes to Exhibit 2 to Attachment A.  The Source Document(s) that we were instructed by the Servicer, on behalf of the Issuer, to use for each Donlen Sample Characteristic are shown on Exhibit 2 to Attachment A.  Except for the information shown on Exhibit 3 to Attachment A, all such compared information was found to be in agreement.

b.
Observed that the corresponding Lease Contract contained a signature in the lessee signature section of such Lease Contract.  We performed no procedures to determine the validity of the signature contained in the lessee signature section of any Lease Contract.

c.
Observed that “Donlen Trust” was the named owner or security interest holder/lessor on the corresponding Title or that the named owner or security interest holder/lessor on such Title had the word “Donlen” in its name.

Attachment A Page 3 of 3
6.
For each LeasePlan Sample Lease, as applicable, we:

a.
Compared the LeasePlan Sample Characteristics listed on Exhibit 4 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the corresponding Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuer, described in the notes to Exhibit 4 to Attachment A.  The Source Document(s) that we were instructed by the Servicer, on behalf of the Issuer, to use for each LeasePlan Sample Characteristic are shown on Exhibit 4 to Attachment A.  All such compared information was found to be in agreement.

b.
Observed that the corresponding Lease Contract contained a signature in the lessee signature section of such Lease Contract.  We performed no procedures to determine the validity of the signature contained in the lessee signature section of any Lease Contract.

c.
Observed that “Lease Plan USA LT” was the named lien holder, owner, purchaser, buyer, distributor or dealer on the corresponding Title or that the named lien holder, owner, purchaser, buyer, distributor or dealer on such Title had the words “Lease Plan” or “LeasePlan” in its name.

7.
For each lease on the Preliminary Data File and Base Data File, we compared the vehicle number (the “Wheels Vehicle Number”), as shown on the Preliminary Data File, to the corresponding Wheels Vehicle Number, as shown on the Base Data File, and noted that:
a.
All of the Base Leases included on the Base Data File were included on the Preliminary Data File and
b.
19 of the Preliminary Leases included on the Preliminary Data File were not included on the Base Data File, none of which were Sample Leases.

8.
For each Sample Lease, we compared the Sample Characteristics, as shown on the Preliminary Data File, to the corresponding information, as shown on the Base Data File.  All such information was found to be in agreement.

Exhibit 1 to Attachment A

Wheels Sample Characteristics and Source Documents

Wheels Sample Characteristic	Preliminary Data File Field Name	Source Document(s)

VIN	VIN	Title or Memo of Delivery

Lessee name	RELATIONSHIP	(a) Lease Contract or
(b) Lease Contract and System Screen Shots

Funding description	FUNDING_DESCRIPTION	(a) Lease Contract or
(b) Lease Contract and System Screen Shots

Reserve factor	RESERVE_RATE	Memo of Delivery or Reserve Rate Changes Schedules

Make	MAKE	Memo of Delivery

Model	MODEL_DESC	Memo of Delivery

Original stipulated cost	STIPULATED_COST_AMT	Memo of Delivery or System Screen Shots

Notes:

i.
The VIN Wheels Sample Characteristic is for identification purposes only.

ii.
For the purpose of comparing the lessee name and model Wheels Sample Characteristics, the Servicer, on behalf of the Issuer, instructed us to ignore differences that appear to be due to abbreviations, hyphenations, truncations, legal entity descriptors or additional words or descriptions.

iii.
For the purpose of comparing the lessee name Wheels Sample Characteristic (each as applicable), the Servicer, on behalf of the Issuer, instructed us to use the:
(a)
Lease Contract as the Source Document or
(b)
Lease Contract and System Screen Shots, showing any customer hierarchy or relationship information, as the Source Documents.

Exhibit 1 to Attachment A

iv.
For the purpose of comparing the funding description Wheels Sample Characteristic (each as applicable), the Servicer, on behalf of the Issuer, instructed us to use the Lease Contract as the Source Document and to:
(a)
Ignore the index duration and any indication of rounding, in the funding description, as shown on the Preliminary Data File, and
(b)
Use the funding description, as shown in the Lease Contract:
(1)
In accordance with the decode information shown on the Funding Description Mapping Schedules,
(2)
That corresponds to the lease type, vehicle type, delivery date, fleet ID, remaining term, reserve factor, original term and/or model, all as shown on the Preliminary Data File, and/or
(3)
That corresponds to the unit type, as shown in the System Screen Shots.

v.
The Servicer, on behalf of the Issuer, indicated that certain of the System Screen Shots contained account activity that occurred after the Preliminary Cut-Off Date. For the purpose of comparing the reserve factor and original stipulated cost Wheels Sample Characteristics, the Servicer, on behalf of the Issuer, instructed us to only consider account activity that occurred on or prior to the Preliminary Cut-Off Date.

vi.
For the purpose of comparing the reserve factor Wheels Sample Characteristic for each Wheels Sample Lease (except for Sample Lease Numbers 19, 25, 52, 53, 61, 63, 70, 90, 93, 97, 104 and 107), the Servicer, on behalf of the Issuer, instructed us to use the Memo of Delivery as the Source Document.

For the purpose of comparing the reserve factor Wheels Sample Characteristic for Sample Leases Numbers 19, 25, 52, 53, 61, 63, 70, 90, 93, 97, 104 and 107, the Servicer, on behalf of the Issuer, instructed us to use the:
(a)
Reserve Rate Changes Schedules as the Source Document and
(b)
Reserve rate corresponding to the next depreciation date (Dep_dt), as shown on the Reserve Rate Changes Schedules, occurring after the Preliminary Cut Off Date.

vii.
For the purpose of comparing the reserve factor Wheels Sample Characteristic, the Servicer, on behalf of the Issuer, instructed us to ignore absolute differences of +/- 0.0001% or less.

Exhibit 1 to Attachment A

viii.
For the purpose of comparing the original stipulated cost Wheels Sample Characteristic for each Wheels Sample Lease (except for Sample Lease Numbers 10, 14, 15, 18, 20, 23, 24, 26, 27, 28, 30, 31, 32, 33, 38, 49, 57, 62, 63, 67, 90, 91 and 94), the Servicer, on behalf of the Issuer, instructed us to use the Memo of Delivery as the Source Document.

For the purpose of comparing the original stipulated cost Wheels Sample Characteristic for Sample Lease Numbers 10, 14, 15, 18, 20, 23, 24, 26, 27, 28, 30, 31, 32, 33, 38, 49, 57, 62, 63, 67, 90, 91 and 94, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, described in the notes above.

Exhibit 2 to Attachment A

Donlen Sample Characteristics and Source Documents

Donlen Sample Characteristic	Preliminary Data File Field Name	Source Document(s)

VIN	VIN	Title or Donlen Schedule A

Lessee name	RELATIONSHIP	(a) Lease Contract or
(b) Lease Contract and System Screen Shots

Funding description	FUNDING_DESCRIPTION	Donlen Schedule A or System Screen Shots

Reserve factor	RESERVE_RATE	Donlen Schedule A, System Screen Shots or Reserve Rate Changes Schedules

Make	MAKE	Donlen Schedule A

Model	MODEL_DESC	Donlen Schedule A

Original stipulated cost	STIPULATED_COST_AMT	Donlen Schedule A or System Screen Shots

Notes:

i.
The VIN Donlen Sample Characteristic is for identification purposes only.

ii.
For the purpose of comparing the lessee name, make and model Donlen Sample Characteristics, the Servicer, on behalf of the Issuer, instructed us to ignore differences that appear to be due to abbreviations, hyphenations, truncations, legal entity descriptors or additional words or descriptions.

iii.
For the purpose of comparing the lessee name Donlen Sample Characteristic (each as applicable), the Servicer, on behalf of the Issuer, instructed us to use the:
(a)
Lease Contract as the Source Document or
(b)
Lease Contract and System Screen Shots, showing any customer hierarchy or relationship information, as the Source Documents.

Exhibit 2 to Attachment A

iv.
For the purpose of comparing the funding description Donlen Sample Characteristic (each as applicable), the Servicer, on behalf of the Issuer, instructed us to:
(a)
Ignore the index duration and any indication of rounding, in the funding description, as shown in the Donlen Schedule A,
(b)
Use the funding description, as shown in the Donlen Schedule A and/or the System Screen Shots, in accordance with the decode information shown on the Funding Description Mapping Schedules and
(c)
Ignore the first two letters in the rate name corresponding to the Donlen commercial paper Donlen Schedule A description, both as shown on the Funding Description Mapping Schedules.

For the purpose of comparing the funding description Donlen Sample Characteristic for each Donlen Sample Lease (except for Sample Lease Numbers 109, 112, 113, 114, 115, 116, 117, 118, 119, 120, 121, 122, 123, 124, 125, 126, 127, 128, 129, 130, 131, 132, 133, 134, 135, 136, 137, 138, 139, 140 and 141), the Servicer, on behalf of the Issuer, instructed us to use the Donlen Schedule A as the Source Document.

For the purpose of comparing the funding description Donlen Sample Characteristic for Sample Lease Numbers 109, 112, 113, 114, 115, 116, 117, 118, 119, 120, 121, 122, 123, 124, 125, 126, 127, 128, 129, 130, 131, 132, 133, 134, 135, 136, 137, 138, 139, 140 and 141, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

v.
The Servicer, on behalf of the Issuer, indicated that certain of the System Screen Shots contained account activity that occurred after the Preliminary Cut-Off Date. For the purpose of comparing the reserve factor and original stipulated cost Donlen Sample Characteristics, the Servicer, on behalf of the Issuer, instructed us to only consider account activity that occurred on or prior to the Preliminary Cut-Off Date.

vi.
For the purpose of comparing the reserve factor Donlen Sample Characteristic for each Donlen Sample Lease (except for Sample Lease Numbers 115, 117, 118, 119, 120, 129, 133, 134, 136 and 139), the Servicer, on behalf of the Issuer, instructed us to use the Donlen Schedule A as the Source Document.

For the purpose of comparing the reserve factor Donlen Sample Characteristic for Sample Lease Numbers 115, 117, 118, 119, 134 and 136 and 139, the Servicer, on behalf of the Issuer, instructed us to use the:
(a)
Reserve Rate Changes Schedules as the Source Document and
(b)
Reserve rate corresponding to the next depreciation date (Dep_dt), as shown on the Reserve Rate Changes Schedules, occurring after the Preliminary Cut Off Date.

For the purpose of comparing the reserve factor Donlen Sample Characteristic for Sample Lease Numbers 120, 129 and 133, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

Exhibit 2 to Attachment A

vii.
For the purpose of comparing the original stipulated cost Donlen Sample Characteristic for each Donlen Sample Lease (except for Sample Lease Numbers 109, 120, 123, 129, 130 and 139), the Servicer, on behalf of the Issuer, instructed us to use the Donlen Schedule A as the Source Document.

For the purpose of comparing the original stipulated cost Donlen Sample Characteristic for Sample Lease Numbers 109, 120, 123, 129, 130 and 139, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, described in the notes above.

Exhibit 3 to Attachment A

Donlen Sample Characteristic Differences

Sample Lease Number	Donlen Sample Characteristic	Preliminary Data File Value	Source Document Value

108	Funding description	D_COMPAPER+0.00500000000	D_COMPAPER+0.01000

110	Funding description	D_COMPAPER+0.00750000000	D_COMPAPER+0.01250

139	Reserve factor	1.29	1.27

Exhibit 4 to Attachment A

LeasePlan Sample Characteristics and Source Documents

LeasePlan Sample Characteristic	Preliminary Data File Field Name	Source Document(s)

VIN	VIN	Title or LeasePlan Schedule A

Lessee name	RELATIONSHIP	(a) Lease Contract or
(b) Lease Contract and System Screen Shots

Funding description	FUNDING_DESCRIPTION	LeasePlan Schedule A or System Screen Shots

Reserve factor	RESERVE_RATE	LeasePlan Schedule A, Reserve Rate Changes Schedules or Vehicle Cost Summary

Make	MAKE	LeasePlan Schedule A or Vehicle Cost Summary

Model	MODEL_DESC	LeasePlan Schedule A or Vehicle Cost Summary

Original stipulated cost	STIPULATED_COST_AMT	LeasePlan Schedule A, System Screen Shots or Vehicle Cost Summary

Notes:

i.
The VIN LeasePlan Sample Characteristic is for identification purposes only.

ii.
For the purpose of comparing the lessee name and model LeasePlan Sample Characteristics, the Servicer, on behalf of the Issuer, instructed us to ignore differences that appear to be due to abbreviations, hyphenations, truncations, legal entity descriptors or additional words or descriptions.

iii.
For the purpose of comparing the lessee name LeasePlan Sample Characteristic (each as applicable), the Servicer, on behalf of the Issuer, instructed us to use the:
(a)
Lease Contract as the Source Document or
(b)
Lease Contract and System Screen Shots, showing any customer hierarchy or relationship information, as the Source Documents.

Exhibit 4 to Attachment A

iv.
For the purpose of comparing the funding description LeasePlan Sample Characteristic (each as applicable), the Servicer, on behalf of the Issuer, instructed us to:
(a)
Ignore the index duration and any indication of rounding, in the funding description, as shown in the LeasePlan Schedule A,
(b)
Ignore any occurrence of “+RENTAL_ADJ” in the funding description, as shown on the Preliminary Data File, and
(c)
Use the funding description, as shown in the LeasePlan Schedule A and/or the System Screen Shots, in accordance with the decode information shown on the Funding Description Mapping Schedules.

For the purpose of comparing the funding description LeasePlan Sample Characteristic for each LeasePlan Sample Lease (except for Sample Lease Number 148), the Servicer, on behalf of the Issuer, instructed us to use the LeasePlan Schedule A as the Source Document.

For the purpose of comparing the funding description LeasePlan Sample Characteristic for Sample Lease Number 148, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

v.
The Servicer, on behalf of the Issuer, indicated that certain of the System Screen Shots contained account activity that occurred after the Preliminary Cut-Off Date. For the purpose of comparing the reserve factor and original stipulated cost LeasePlan Sample Characteristics, the Servicer, on behalf of the Issuer, instructed us to only consider account activity that occurred on or prior to the Preliminary Cut-Off Date.

vi.
For the purpose of comparing the reserve factor LeasePlan Sample Characteristic for each LeasePlan Sample Lease (except for Sample Lease Numbers 142, 143, 144, 146, 147, 148 and 150), the Servicer, on behalf of the Issuer, instructed us to use the LeasePlan Schedule A as the Source Document.

For the purpose of comparing the reserve factor LeasePlan Sample Characteristic for Sample Lease Numbers 142, 143, 144, 146, 147 and 150, the Servicer, on behalf of the Issuer, instructed us to use the:
(a)
Reserve Rate Changes Schedules as the Source Document and
(b)
Reserve rate corresponding to the next depreciation date (Dep_dt), as shown on the Reserve Rate Changes Schedules, occurring after the Preliminary Cut Off Date.

For the purpose of comparing the reserve factor LeasePlan Sample Characteristic for Sample Lease Number 148, the Servicer, on behalf of the Issuer, instructed us to use the Vehicle Cost Summary as the Source Document.

vii.
For the purpose of comparing the reserve factor LeasePlan Sample Characteristic, the Servicer, on behalf of the Issuer, instructed us to ignore absolute differences of +/- 0.0001% or less.

Exhibit 4 to Attachment A

viii.
For the purpose of comparing the make LeasePlan Sample Characteristic for each LeasePlan Sample Lease (except for Sample Lease Number 148), the Servicer, on behalf of the Issuer, instructed us to use the LeasePlan Schedule A as the Source Document.

For the purpose of comparing the make LeasePlan Sample Characteristic for Sample Lease Number 148, the Servicer, on behalf of the Issuer, instructed us to use the Vehicle Cost Summary as the Source Document.

ix.
For the purpose of comparing the model LeasePlan Sample Characteristic for each LeasePlan Sample Lease (except for Sample Lease Number 148), the Servicer, on behalf of the Issuer, instructed us to use the LeasePlan Schedule A as the Source Document.

For the purpose of comparing the model LeasePlan Sample Characteristic for Sample Lease Number 148, the Servicer, on behalf of the Issuer, instructed us to use the Vehicle Cost Summary as the Source Document.

x.
For the purpose of comparing the original stipulated cost LeasePlan Sample Characteristic for each LeasePlan Sample Lease (except for Sample Lease Numbers 143, 145, 148 and 149), the Servicer, on behalf of the Issuer, instructed us to use the LeasePlan Schedule A as the Source Document.

For the purpose of comparing the original stipulated cost LeasePlan Sample Characteristic for Sample Lease Numbers 143, 145 and 149, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

For the purpose of comparing the original stipulated cost LeasePlan Sample Characteristic for Sample Lease Number 148, the Servicer, on behalf of the Issuer, instructed us to use the “Total Cost,” as shown on the Vehicle Cost Summary.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, described in the notes above.